PREPAID EXPENSES (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Prepaid Expenses Details
Market Registration Fees	$ 8,751	$ 7,685
Legal Retainer	13,460	0
Deposit with ANX	0	70,029
Prepaid Consulting Fees	0	26,025
Prepaid Management Fees (Note 13(a)(i))	0	55,573
Total Prepaid Expenses	$ 22,211	$ 159,312